Label	Element	Value
American Funds College 2036 Fund SM
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College 2036 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 71 of the prospectus and on page 79 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund's portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories, including growth funds, growth-and-income funds, equity-income funds, balanced funds and fixed income funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or fixed income investments, while fixed income funds seek current income through investments in bonds or in other fixed income instruments.

The fund is designed for investors who plan to start withdrawing funds to meet higher education expenses in, or close to, the fund’s target date – that is, the year designated in the fund’s name. However, investors may purchase shares of the fund throughout the life of the fund, including after the target date.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds and may, from time to time, rebalance or modify the asset mix of the funds and change the underlying fund investments. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative as time elapses. The fund’s asset allocation strategy promotes asset accumulation prior to college enrollment through equity exposure. As it approaches the target date, the fund will seek dividend income to help dampen risk while maintaining equity exposure, and will invest in fixed income securities to help provide current income, capital preservation and inflation protection. Upon reaching its target date, the fund will be principally invested in fixed income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed income funds. The allocations shown reflect the target allocations as of October 30, 2020.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 20% target allocation to growth funds is not expected to be greater than 30% or less than 10%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	capitalgroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this period were:

Highest 10.41% (quarter ended March 31, 2019)

Lowest -10.36% (quarter ended December 31, 2018)

The fund's total return for the nine months ended September 30, 2020, was 3.82%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.36%)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2019 (with maximum sales charge):
American Funds College 2036 Fund SM | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2018
American Funds College 2036 Fund SM | Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2018
American Funds College 2036 Fund SM | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	440
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	836
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,430
Annual Return 2019	rr_AnnualReturn2019	22.42%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2018
American Funds College 2036 Fund SM | Class 529-A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
American Funds College 2036 Fund SM | Class 529-A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
American Funds College 2036 Fund SM | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	871
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,466
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2018
American Funds College 2036 Fund SM | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2018
American Funds College 2036 Fund SM | Class 529-T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 340
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	736
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,330
American Funds College 2036 Fund SM | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2018
American Funds College 2036 Fund SM | Class 529-F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%	[3]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year.
American Funds College 2036 Fund SM | Class 529-F-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[3]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year.

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Restated to reflect current fees.
[3]	Based on estimated amounts for the current fiscal year.